Taxation - Deferred Tax Liability (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Income Taxes [Abstract]
Short term timing differences	$ 0	$ 29,650
Accelerated capital allowances	(535,226)	(659,596)
Tax losses	533,749	321,635
ROU assets	(539,112)	(99,097)
Lease liabilities	481,539	103,659
Net deferred tax liability	$ (59,050)	$ (303,749)